CREDIT FACILITY (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CAD ($)
Reserve Quantities [Line Items]
Credit facility	$ 628	$ 0	$ 850	$ 20,000
Credit Facility interest Description	The terms of the agreement were amended on October 23, 2020, renewing the credit facility for a three-year term. The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars
Canada [Member]
Reserve Quantities [Line Items]
Credit facility	$ 30,000